UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Real Assets Fund	March 31, 2014

T. Rowe Price Real Assets Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 96.7%		
CONSUMER DISCRETIONARY 1.1%		
Hotels, Resorts, & Cruise Lines 1.1%		
Concentradora Fibra Danhos (MXN)	2,854,700	5,816
Hilton Worldwide Holdings (1)	434,000	9,652
Marriott, Class A	87,800	4,919
Starwood Hotels & Resorts Worldwide	299,400	23,832
Total Consumer Discretionary		44,219
CONSUMER STAPLES 0.4%		
Agricultural Products 0.4%		
Archer-Daniels-Midland	154,700	6,713
Bunge Limited	111,500	8,865
Total Consumer Staples		15,578
ENERGY 17.9%		
Coal & Consumable Fuels 0.5%		
CONSOL Energy	425,400	16,995
Seven Generations Energy, Class A, Acquisition Date: 12/18/13 Acquisition Cost $1,851 (CAD) (1)(2)(3)	79,175	1,790
		18,785
Integrated Oil & Gas 3.6%		
BG Group (GBP)	538,579	10,045
Chevron	197,100	23,437
Eni (EUR)	836,634	21,010
ExxonMobil	329,200	32,156
Hess	198,900	16,485
Royal Dutch Shell, ADR	530,400	38,751
Total, ADR	73,800	4,841
		146,725

Oil & Gas Drilling 0.2%		
Eurasia Drilling, GDR	184,657	4,745
Patterson-UTI Energy	178,000	5,639
		10,384
Oil & Gas Equipment & Services 2.6%		
AMEC (GBP)	99,403	1,861
Cameron International (1)	221,200	13,663
Core Laboratories	70,600	14,010
Exterran Holdings	215,700	9,465
FMC Technologies (1)	116,900	6,113
Halliburton	277,200	16,324
Hilong Holding (HKD)	7,270,000	4,005
National Oilwell Varco	66,400	5,171
Schlumberger	343,988	33,539
		104,151
Oil & Gas Exploration & Production 9.4%		
Africa Oil (SEK) (1)	91,519	615
Anadarko Petroleum	373,300	31,641
Antero Resources (1)	34,300	2,147
Apache	263,700	21,874
ARC Resources (CAD)	95,737	2,637
Athlon Energy (1)	107,400	3,807
Bonanza Creek Energy (1)	49,600	2,202
Cimarex Energy	240,788	28,680
Concho Resources (1)	268,800	32,928
Continental Resources (1)	82,500	10,252
Diamondback Energy (1)	153,500	10,332
Energy XXI Bermuda	196,900	4,641
EOG Resources	68,500	13,438
EQT	270,000	26,182
Laredo Petroleum (1)	453,900	11,738
Magnum Hunter Resources (1)	258,300	2,195
Matador Resources (1)	275,900	6,757

NuVista Energy (CAD) (1)	309,200	2,679
Oasis Petroleum (1)	447,200	18,662
Ophir Energy (GBP) (1)	1,320,168	5,281
PDC Energy (1)	142,400	8,866
Pioneer Natural Resources	202,100	37,821
Premier Oil (GBP)	1,242,244	6,116
Range Resources	330,200	27,397
RSP Permian (1)	63,300	1,829
Salamander Energy (GBP) (1)	2,912,947	4,935
Santos (AUD)	893,760	11,195
SM Energy	279,700	19,940
Talisman Energy (CAD)	898,700	8,958
Tullow Oil (GBP)	354,612	4,430
WPX Energy (1)	507,100	9,143
		379,318
Oil & Gas Refining & Marketing 1.3%		
Phillips 66	406,900	31,356
Valero Energy	404,500	21,479
		52,835
Oil & Gas Storage & Transportation 0.3%		
Spectra Energy	323,900	11,965
		11,965
Total Energy		724,163
FINANCIALS 38.0%		
Diversified Real Estate Activities 2.5%		
Hang Lung Properties (HKD)	5,037,000	14,461
Kerry Properties (HKD)	2,339,500	7,828
Mitsubishi Estate (JPY)	1,208,000	28,748
Mitsui Fudosan (JPY)	888,000	27,033
Sun Hung Kai Properties (HKD)	1,324,000	16,235

Wharf Holdings (HKD)	1,008,700	6,458
		100,763
Diversified Real Estate Investment Trusts 2.7%		
Canadian Real Estate Investment Trust (CAD)	220,900	9,006
Gecina (EUR)	110,782	14,736
PS Business Parks, REIT	125,000	10,452
Shaftesbury (GBP)	1,613,170	17,691
Stockland (AUD)	2,949,470	10,262
Vornado Realty Trust, REIT	469,400	46,264
		108,411
Health Care Real Estate Investment Trusts 0.3%		
Healthcare Realty Trust, REIT	598,500	14,454
		14,454
Hotel & Resort Real Estate Investment Trusts 0.8%		
Host Hotels & Resorts, REIT	937,500	18,975
Pebblebrook Hotel Trust, REIT	355,000	11,988
RLJ Lodging Trust, REIT	92,200	2,466
		33,429
Industrial Real Estate Investment Trusts 3.1%		
DCT Industrial Trust, REIT	2,015,900	15,885
EastGroup Properties, REIT	170,000	10,695
GLP J-REIT (JPY)	7,625	7,698
Goodman Group (AUD)	1,160,514	5,093
Mapletree Industrial Trust (SGD)	11,417,880	12,389
Nippon Prologis (JPY)	3,495	7,045
Prologis, REIT	1,544,182	63,049
Terreno Realty, REIT	224,579	4,247
		126,101
Office Real Estate Investment Trusts 6.1%		
Alexandria Real Estate, REIT	283,500	20,571
Boston Properties, REIT	407,100	46,625

Brookfield Canada Office Properties (CAD)	717,700	18,145
Derwent London (GBP)	292,489	13,230
Douglas Emmett, REIT	1,507,200	40,905
Great Portland Estates (GBP)	739,484	7,780
Highwoods Properties, REIT	411,200	15,794
Kilroy Realty, REIT	555,000	32,512
SL Green Realty, REIT	506,300	50,944
		246,506
Real Estate Operating Companies 1.7%		
Aliansce Shopping Centers (BRL)	404,000	3,160
BR Malls Participacoes (BRL)	458,900	3,942
Deutsche Euroshop (EUR)	135,963	6,188
Global Logistic Properties (SGD)	4,840,000	10,191
Hongkong Land Holdings	2,132,000	13,789
Hufvudstaden (SEK)	675,429	9,538
Hysan Development (HKD)	872,000	3,795
Iguatemi Empresa de Shopping Centers (BRL)	347,100	3,330
PSP Swiss Property (CHF)	173,961	16,362
		70,295
Residential Real Estate Investment Trusts 5.4%		
American Campus Communities, REIT	346,000	12,923
AvalonBay Communities, REIT	434,300	57,032
BRE Properties, Class A, REIT	302,600	18,997
Camden Property Trust, REIT	332,500	22,391
Equity Residential, REIT	822,500	47,697
Essex Property Trust, REIT	234,500	39,877
Nippon Accommodations Fund (JPY)	5,322	17,805
Post Properties, REIT	62,400	3,064
		219,786
Retail Real Estate Investment Trusts 13.1%		
Acadia Realty Trust, REIT	293,900	7,753
CapitaMall Trust (SGD)	7,753,000	11,644
CBL & Associates Properties, REIT	432,000	7,668

CFS Retail Property (AUD)	8,735,364	15,316
Charter Hall Retail (AUD)	4,313,592	14,325
Equity One, REIT	246,200	5,500
Federal Realty Investment Trust, REIT	378,300	43,399
Frontier Real Estate Investment (JPY)	1,113	5,917
General Growth Properties, REIT	2,677,386	58,902
Hammerson (GBP)	1,087,577	10,055
Kimco Realty, REIT	1,764,700	38,612
Land Securities (GBP)	665,633	11,343
Macerich Company, REIT	877,800	54,713
Regency Centers, REIT	743,100	37,943
Simon Property Group, REIT	759,500	124,558
Taubman Centers, REIT	258,000	18,264
Unibail-Rodamco (EUR)	111,316	28,907
Weingarten Realty Investors, REIT	521,300	15,639
Westfield Retail Trust (AUD)	6,804,166	18,808
		529,266
Specialized Real Estate Investment Trusts 2.3%		
Plum Creek Timber, REIT	351,900	14,794
Public Storage, REIT	348,200	58,668
Weyerhaeuser, REIT	628,000	18,432
		91,894
Total Financials		1,540,905
INDUSTRIALS & BUSINESS SERVICES 2.7%		
Aerospace & Defense 0.2%		
Precision Castparts	35,700	9,024
		9,024
Construction & Engineering 0.8%		
Jacobs Engineering Group (1)	168,300	10,687
Quanta Services (1)	528,600	19,505
		30,192

Heavy Electrical Equipment 0.5%		
AZZ	151,200	6,755
Babcock & Wilcox	401,920	13,344
		20,099
Industrial Machinery 1.1%		
Flowserve	271,800	21,293
Furukawa (JPY)	2,133,000	3,833
Harsco	587,300	13,761
Luxfer Holdings, ADR	45,000	881
Oiles (JPY)	5,800	124
Vallourec (EUR)	89,772	4,880
		44,772
Office Services & Supplies 0.1%		
MSA Safety	98,700	5,626
		5,626
Total Industrials & Business Services		109,713
INFORMATION TECHNOLOGY 0.0%		
Applications Software 0.0%		
Computer Modelling (CAD)	49,400	1,303
Total Information Technology		1,303
MATERIALS 32.6%		
Aluminum 0.8%		
Constellium (1)	587,160	17,233
Hindalco (INR)	3,284,933	7,789
UACJ (JPY)	1,446,000	5,953
		30,975
Commodity Chemicals 0.1%		
Mexichem SAB de CV (MXN)	1,382,600	4,872
		4,872

Construction Materials 1.7%		
Anhui Conch Cement (HKD)	1,841,000	7,912
Holcim (CHF)	203,209	16,875
Martin Marietta Materials	204,700	26,273
Vulcan Materials	276,700	18,387
		69,447
Diversified Chemicals 0.2%		
FMC	109,100	8,353
		8,353
Diversified Metals & Mining 13.1%		
African Rainbow Minerals (ZAR)	318,743	6,316
Anglo American (GBP)	151,419	3,862
BHP Billiton (GBP)	2,362,172	72,915
BHP Billiton (AUD)	3,832,099	129,740
Dowa Holdings (JPY)	875,000	7,296
Freeport-McMoRan Copper & Gold	1,169,400	38,672
Glencore Xstrata (GBP)	6,098,660	31,458
Grupo Mexico (MXN)	6,474,400	20,432
Iluka Resources (AUD)	1,654,443	15,218
Jiangxi Copper (HKD)	1,584,000	2,664
Korea Zinc (KRW)	28,552	8,870
Mitsubishi Materials (JPY)	1,139,000	3,255
MMC Norilsk Nickel, ADR	1,298,318	21,632
Rio Tinto (GBP)	1,386,477	77,323
Rio Tinto (AUD)	495,086	29,284
Southern Copper	698,700	20,339
US Silica Holdings	384,136	14,662
Vale, ADR (1 ADR represents 1 preference 'A' share)	2,161,200	26,907
Vedanta Resources (GBP)	111,733	1,685
		532,530
Fertilizers & Agricultural Chemicals 0.6%		
Monsanto	76,600	8,715

Potash Corporation of Saskatchewan	375,000	13,582
Sociedad Quimica y Minera de Chile, ADR	64,300	2,041
		24,338
Forest Products 0.1%		
West Fraser Timber (CAD)	54,300	2,480
		2,480
Gold 5.3%		
Centamin (GBP) (1)	15,158,970	12,814
Eldorado Gold (CAD)	4,147,177	23,071
Franco-Nevada (CAD)	979,952	45,031
Goldcorp, Class A	2,196,147	53,762
Randgold Resources (GBP)	471,699	35,377
Royal Gold	267,810	16,770
Sandstorm Gold (CAD) (1)	1,907,361	10,697
Sandstorm Gold, Warrants, 12/6/16, Acquisition Date: 7/6/12 Acquisition Cost $361 (CAD) (1)(2)	630,229	371
Yamana Gold (CAD)	1,706,500	14,942
		212,835
Industrial Gases 1.2%		
Air Products & Chemicals	71,600	8,523
Airgas	235,400	25,073
Praxair	128,000	16,764
		50,360
Metal & Glass Containers 0.4%		
Ball	136,200	7,465
Berry Plastics (1)	317,700	7,355
Vidrala (EUR)	41,553	2,233
		17,053
Paper Packaging 0.2%		
MeadWestvaco	179,200	6,745
		6,745

Paper Products 0.4%		
International Paper	255,300	11,713
Kapstone Paper & Packaging (1)	158,400	4,568
		16,281
Precious Metals & Minerals 3.0%		
Alrosa AO	8,444,352	8,666
Fresnillo (GBP)	2,246,657	31,631
Lonmin (GBP) (1)	1,174,161	5,609
Petra Diamonds (GBP) (1)	10,941,453	27,199
Platinum Group Metals (CAD) (1)	12,326,800	12,377
Stillwater Mining (1)	1,434,840	21,250
Tahoe Resources (CAD) (1)	605,353	12,797
		119,529
Silver 0.6%		
Silver Wheaton	1,067,260	24,227
		24,227
Specialty Chemicals 2.0%		
Celanese, Series A	363,900	20,200
Ecolab	205,000	22,138
Flotek Industries (1)	141,400	3,938
International Flavors & Fragrances	28,100	2,688
NewMarket	6,300	2,462
RPM	401,800	16,811
Sherwin-Williams	34,000	6,703
Shin-Etsu Chemical (JPY)	99,800	5,696
Valspar	26,800	1,933
		82,569
Steel 2.9%		
ArcelorMittal (EUR)	990,782	16,051
Carpenter Technology	127,000	8,387
Daido Steel (JPY)	1,890,000	9,430
Fortescue Metals Group (AUD)	1,422,091	6,966

Hitachi Metals (JPY)	687,000	9,756
JFE Holdings (JPY)	129,900	2,443
Nippon Steel & Sumitomo Metal (JPY)	2,424,000	6,609
NMDC (INR)	2,972,176	6,944
Nucor	310,100	15,672
ThyssenKrupp (EUR) (1)	646,252	17,349
Usinas Siderurgicas de Minas (BRL) (1)	2,587,000	10,467
Worthington Industries	211,300	8,082
		118,156
Total Materials		1,320,750

UTILITIES 2.6%

Electric Utilities 0.7%

American Electric Power	211,900	10,735
Entergy	189,600	12,675
PNM Resources	170,300	4,603
		28,013

Gas Utilities 0.3%

Gail India (INR)	732,729	4,598
Infraestrct Eerg Nova SAB de CV (MXN)	1,369,804	7,097
		11,695

Independent Power Producers & Energy Traders 0.3%

AES	56,000	800
NRG Energy	335,106	10,656
		11,456

Multi-Utilities 1.1%

National Grid (GBP)	488,155	6,704
NiSource	790,000	28,069
PG&E	257,800	11,137
		45,910

Water Utilities 0.2%		
Xylem	259,700	9,458
		9,458
Total Utilities		106,532
Total Miscellaneous Common Stocks 1.4% (4)		54,648
Total Common Stocks (Cost $3,434,737)		3,917,811
PREFERRED STOCKS 0.2%		
MATERIALS 0.2%		
Diversified Metals & Mining 0.2%		
Bradespar (BRL)	721,200	6,287
Total Preferred Stocks (Cost $8,593)		6,287
CONVERTIBLE PREFERRED STOCKS 0.2%		
MATERIALS 0.2%		
Steel 0.2%		
ArcelorMittal	416,069	9,705
Total Convertible Preferred Stocks (Cost $10,181)		9,705
CONVERTIBLE BONDS 0.2%		
Forest City Enterprises, 4.25%, 8/15/18	8,178,000	9,209
Total Convertible Bonds (Cost $8,393)		9,209
SHORT-TERM INVESTMENTS 2.7%		
Money Market Funds 2.7%		
T. Rowe Price Reserve Investment Fund, 0.06% (5)(6)	109,348,376	109,348
Total Short-Term Investments (Cost $109,348)		109,348

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on July 28, 2010. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled ($73,000) for the period ended March 31, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $3,571,252,000. Net unrealized gain aggregated $481,115,000 at period-end, of which $572,214,000 related to appreciated investments and $91,099,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014